RELATED PARTY TRANSACTIONS - Schedule of Related Party Transactions (Details) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Related Party Transaction [Line Items]
Dividends to China Petroleum Corporation	$ 0	$ 0	$ (7,000,000.0)
Golar LNG Limited
Related Party Transaction [Line Items]
Interest income			2,200,000
Distributions to Golar	(19,291,000)	(42,842,000)	(52,255,000)
Receivables (payables) from related parties	5,098,000	(1,237,000)
Golar LNG Limited | Time Charter Revenues
Related Party Transaction [Line Items]
Time charter revenues	0	0	17,423,000
Golar LNG Limited | Management and Administrative Service Fees
Related Party Transaction [Line Items]
Management and administrative service fees	(9,645,000)	(9,809,000)	(7,762,000)
Golar LNG Limited | Ship Management Fees
Related Party Transaction [Line Items]
Fees and expenses	(4,460,000)	(5,200,000)	(5,903,000)
Golar LNG Limited | Interest Income on Short-term Loans
Related Party Transaction [Line Items]
Fees and expenses	(109,000)	0	0
Golar LNG Limited | Share Options Expense
Related Party Transaction [Line Items]
Fees and expenses	0	0	(228,000)
Golar LNG Limited | Deposit Paid
Related Party Transaction [Line Items]
Interest income	0	4,779,000	4,622,000
Golar LNG Limited | Balances Due from Golar and its Affiliates
Related Party Transaction [Line Items]
Receivables (payables) from related parties	2,845,000	(4,091,000)
Golar LNG Limited | Methane Princess Lease Security Deposit Movements
Related Party Transaction [Line Items]
Receivables (payables) from related parties	2,253,000	2,854,000
China Petroleum Corporation
Related Party Transaction [Line Items]
Dividends to China Petroleum Corporation	$ 0	$ 0	$ (7,000,000)